DEFERRED REVENUES (Reconciliation of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
DEFERRED REVENUES [Abstract]
Balance at the beginning of the year	$ 16,462	$ 15,910
Deferral of new sales	14,910	12,821
Recognition of previously deferred revenue	(13,001)	(11,986)
Foreign currency translation adjustments	(535)	(283)
Balance at the end of the year	$ 17,836	$ 16,462
Service contract minimum period	1 year
Service contract maximum period	3 years